Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	R$ 4,161,939	R$ 5,634,623
Bonds and securities	623	4,763
Other current receivables	949,674	570,471
Income tax and social contribution	296,128	315,218
Receivable from related parties	621	1,336
Assets classified as held for sale	1,881,826	1,462,929
Total current assets	13,041,808	13,715,730
Noncurrent assets
Other temporary investments	30,603	31,728
Judicial deposits	394,364	634,712
Accounts receivable – concessions	10,609	9,354
Current tax assets, non-current	164,043	68,003
Deferred tax assets	1,174,175	1,757,688	R$ 1,644,299
Other noncurrent recoverable taxes	1,320,526	2,256,156
Investments	3,577,937	3,511,797	3,325,731
Property, plant and equipment	8,516,697	10,825,421
Intangible Assets	16,623,610	11,170,089
Right-of-use assets	308,983	252,600
Total non current assets	44,342,348	42,103,344
Current liabilities
Payroll, social charges and accruals	411,102	927,538
Accounts payable to suppliers	2,324,423	2,154,430
Income tax and social contribution	83,482	132,979
Other taxes due	302,345	346,083
Dividends payable	3,878	464,147
Post employment benefits	95,383	85,833
Lease liability	57,502
Other accounts payable	1,199,195	537,810
Current provisions	0	336,000	0
Total current liabilities	10,342,380	9,309,433
Noncurrent liabilities
Accruals classified as non-current	457	0
Other taxes due	291,195	612,093
Post employment benefits	1,063,326	1,398,410
lease liabilities	271,004
Other accounts payable	247,021	147,132
Provisions for legal claims	956,696	1,492,916	2,037,599
Total noncurrent liabilities	21,404,841	22,317,974
Equity
Share capital	12,821,758	12,821,758
Capital reserve	5,595	0
Equity valuation adjustments	517,408	307,050	593,382
Treasury shares	(50,044)	0
Legal reserves	1,766,110	1,625,628
Additional dividends proposed	1,250,025	131,211
Equity	25,636,935	24,191,667	R$ 21,131,225	R$ 22,175,235
Equity and liabilities	57,384,156	55,819,074
Companhia Paranaense De Energia Copel [Member]
Current assets
Cash and cash equivalents	280,340	2,231,413
Bonds and securities	95	93
Dividends receivables	2,644,431	1,942,406
Other current receivables	301,929	2,431
Income tax and social contribution	32,349	113,532
Prepaid expenses	944	1,897
Receivable from related parties	4,754	54
Other	3,264,842	4,291,826
Assets classified as held for sale	0	528,195
Total current assets	3,264,842	4,820,021
Noncurrent assets
Other temporary investments	15,894	31,728
Judicial deposits	136,677	143,371
Accounts receivable – concessions	298,120	18
Current tax assets, non-current	79,504	0
Deferred tax assets	136,536	359,485
Other noncurrent recoverable taxes	42,126	41,078
Receivables from related parties	0	35,507
Other non-current assets	708,857	611,187
Investments	22,431,868	19,906,237
Property, plant and equipment	7,248	8,424
Intangible Assets	8,546	6,336
Right-of-use assets	7,815	6,692
Total non current assets	23,164,334	20,538,876
Total assets	26,429,176	25,358,897
Current liabilities
Payroll, social charges and accruals	20,805	30,608
Related parties	1,690	1,838
Accounts payable to suppliers	3,362	4,530
Income tax and social contribution	0	183
Other taxes due	614	476
Dividends payable	3,881	464,147
Post employment benefits	4,348	3,842
Lease liability	604	405
Other accounts payable	369,395	15,136
Current provisions	0	336,000
Total current liabilities	404,699	857,165
Noncurrent liabilities
Accruals classified as non-current	427	0
Related parties	5,851	5,851
Other taxes due	0	4,030
Post employment benefits	37,631	47,537
lease liabilities	7,761	6,681
Other accounts payable	90,966	25,297
Provisions for legal claims	207,123	526,183
Total noncurrent liabilities	349,759	615,579
Equity
Share capital	12,821,758	12,821,758
Capital reserve	5,595	0
Equity valuation adjustments	517,408	307,050
Treasury shares	(50,044)	0
Legal reserves	1,766,110	1,625,628
Retained earnings	9,363,866	9,000,506
Additional dividends proposed	1,250,025	131,211
Equity	25,674,718	23,886,153
Equity and liabilities	R$ 26,429,176	R$ 25,358,897